Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000918267
Amendment Flag	dei_AmendmentFlag	true
Amendment Description	dei_AmendmentDescription	DEI date changes
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2011
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011